Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,889,352,801	1,889,352,801
Common stock, shares issued	268,935,832	263,614,582
Common stock, shares outstanding	267,356,928	258,690,272
Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,647,199	110,647,199
Common stock, shares issued	96,727,057	100,727,057
Common stock, shares outstanding	96,727,057	100,727,057
Parent | Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,889,352,801	1,889,352,801
Common stock, shares issued	268,935,832	263,614,582
Common stock, shares outstanding	267,356,928	258,690,272
Parent | Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,647,199	110,647,199
Common stock, shares issued	96,727,057	100,727,057
Common stock, shares outstanding	96,727,057	100,727,057